Severance, Restructuring and Other Charges, Net (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of severance, restructuring and other charges
Severance	$ 679	$ 2,455	$ 5,627	$ 11,079	$ 6,501
Lease exit charges, net	46	349	4,898	7	3,443
Transaction related expenses	974		3,876	(592)	209
Severance, restructuring and other charges, net	$ 1,699	$ 2,804	$ 14,401	$ 10,769	$ 11,899